Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	NOMURA PARTNERS FUNDS, INC.
Central Index Key	0000053192
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Jan 28, 2013
Prospectus Date	Jan 28, 2013

THE JAPAN FUND, INC.
The Japan Fund
Investment Objective
The Japan Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE JAPAN FUND, INC. (USD $)	Class A		Class C	Class I	Class S
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	[1]	1.00%	none	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%		2.00%	2.00%	2.00%
Small Account Fee	20		20	20	20
[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE JAPAN FUND, INC.		Class A	Class C	Class I	Class S
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.08%
Other Expenses		1.08%	1.09%	1.00%	1.09%
Total Annual Fund Operating Expenses		1.93%	2.69%	1.60%	1.77%
Fee Waiver and Expense Reimbursement	[1]	(0.08%)	(0.09%)	none	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.85%	2.60%	1.60%	1.68%
[1]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.

Expense Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
If you redeemed your Shares
Expense Example THE JAPAN FUND, INC. (USD $)	Class A	Class C	Class I	Class S
1-Year	752	263	163	171
3-Year	1,139	827	505	549
5-Year	1,550	1,417	871	951
10-Year	2,693	3,015	1,901	2,077

If you did not redeem your Shares
Expense Example, No Redemption THE JAPAN FUND, INC. (USD $)	Class A	Class C	Class I	Class S
1-Year	752	263	163	171
3-Year	1,139	827	505	549
5-Year	1,550	1,417	871	951
10-Year	2,693	3,015	1,901	2,077

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan. Securities include common stocks, preferred stocks, convertible securities and warrants. The Fund will normally invest in common stocks. The Fund may also invest in Japanese real estate investment trusts (“J-REITs”) and Japanese exchange traded funds (“ETFs”). The Fund utilizes a “multi-manager” approach pursuant to which the Fund’s investments are allocated among experienced portfolio management teams who are responsible for large cap value, large cap growth and small cap growth/value blend investment styles. The Fund may engage in active and frequent trading in seeking to achieve its investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to economic and political conditions in Japan and geopolitical conditions in Asia and the Middle East. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Growth and Value Investing Risks – Growth stocks tend to be more expensive and more sensitive to changes in their earnings than other types of stocks. The price of value stocks may not increase as anticipated, and value stocks may not pay dividends, if other investors fail to recognize the issuer’s value or favor investing in faster-growing issuers.

Exchange Traded Funds – ETFs seek to track the performance of securities indices. The market value of an ETF is expected to rise and fall with changes in the value of its underlying index, but an ETF’s return may not match the return of its underlying index as a result of expenses, cash flows and investment timing differences. Shares of ETFs have many of the same risks as direct investments in common stocks and bonds.

REIT and J-REIT Risk – Investing in real estate investment trusts (“REITs”) involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk. J-REITs are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Bar Chart and Performance Information
The bar chart and table below show the returns for the Fund’s Class S shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class S shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class S shares. After-tax returns for Class A, C and I shares will vary. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Class S Annual Total Returns (%) as of December 31 each year

Best Quarter 9/30/03, was 30.23%; and Worst Quarter 3/31/09 was -18.68%
Performance Table Average Annual Total Returns (%) as of December 31, 2012
Average Annual Total Returns THE JAPAN FUND, INC.		Inception date	1 Year	5 Years	10 Years
Class S Shares			6.86%	(3.88%)	5.43%
Class S Shares Return after Taxes on Distributions			6.84%	(3.94%)	5.33%
Class S Shares Return after Taxes on Distributions and Sale of Fund Shares			4.88%	(3.23%)	4.73%
Class A Shares		Dec 29, 2008	0.61%		3.15%	[1]
Class C Shares		Dec 29, 2008	5.90%		3.89%	[1]
Class I Shares		Dec 29, 2008	6.80%		4.91%	[1]
The Tokyo Stock Price Index (reflects no deductions for fees, expenses or taxes)	[2]		7.84%	(3.40%)	4.97%
[1]	Since inception.
[2]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class A, C, and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
THE JAPAN FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Japan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Japan Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan. Securities include common stocks, preferred stocks, convertible securities and warrants. The Fund will normally invest in common stocks. The Fund may also invest in Japanese real estate investment trusts (“J-REITs”) and Japanese exchange traded funds (“ETFs”). The Fund utilizes a “multi-manager” approach pursuant to which the Fund’s investments are allocated among experienced portfolio management teams who are responsible for large cap value, large cap growth and small cap growth/value blend investment styles. The Fund may engage in active and frequent trading in seeking to achieve its investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to economic and political conditions in Japan and geopolitical conditions in Asia and the Middle East. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Growth and Value Investing Risks – Growth stocks tend to be more expensive and more sensitive to changes in their earnings than other types of stocks. The price of value stocks may not increase as anticipated, and value stocks may not pay dividends, if other investors fail to recognize the issuer’s value or favor investing in faster-growing issuers.

Exchange Traded Funds – ETFs seek to track the performance of securities indices. The market value of an ETF is expected to rise and fall with changes in the value of its underlying index, but an ETF’s return may not match the return of its underlying index as a result of expenses, cash flows and investment timing differences. Shares of ETFs have many of the same risks as direct investments in common stocks and bonds.

REIT and J-REIT Risk – Investing in real estate investment trusts (“REITs”) involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk. J-REITs are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

		For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the returns for the Fund’s Class S shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class S shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class S shares. After-tax returns for Class A, C and I shares will vary. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class S Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund’s Class S shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 9/30/03, was 30.23%; and Worst Quarter 3/31/09 was -18.68%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A, C, and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for Class A, C, and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
THE JAPAN FUND, INC. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
1-Year	rr_ExpenseExampleYear01	752
3-Year	rr_ExpenseExampleYear03	1,139
5-Year	rr_ExpenseExampleYear05	1,550
10-Year	rr_ExpenseExampleYear10	2,693
1-Year	rr_ExpenseExampleNoRedemptionYear01	752
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,139
5-Year	rr_ExpenseExampleNoRedemptionYear05	1,550
10-Year	rr_ExpenseExampleNoRedemptionYear10	2,693
1 Year	rr_AverageAnnualReturnYear01	0.61%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10	3.15%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
THE JAPAN FUND, INC. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%	[2]
1-Year	rr_ExpenseExampleYear01	263
3-Year	rr_ExpenseExampleYear03	827
5-Year	rr_ExpenseExampleYear05	1,417
10-Year	rr_ExpenseExampleYear10	3,015
1-Year	rr_ExpenseExampleNoRedemptionYear01	263
3-Year	rr_ExpenseExampleNoRedemptionYear03	827
5-Year	rr_ExpenseExampleNoRedemptionYear05	1,417
10-Year	rr_ExpenseExampleNoRedemptionYear10	3,015
1 Year	rr_AverageAnnualReturnYear01	5.90%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10	3.89%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
THE JAPAN FUND, INC. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
1-Year	rr_ExpenseExampleYear01	163
3-Year	rr_ExpenseExampleYear03	505
5-Year	rr_ExpenseExampleYear05	871
10-Year	rr_ExpenseExampleYear10	1,901
1-Year	rr_ExpenseExampleNoRedemptionYear01	163
3-Year	rr_ExpenseExampleNoRedemptionYear03	505
5-Year	rr_ExpenseExampleNoRedemptionYear05	871
10-Year	rr_ExpenseExampleNoRedemptionYear10	1,901
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10	4.91%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
THE JAPAN FUND, INC. | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.68%	[2]
1-Year	rr_ExpenseExampleYear01	171
3-Year	rr_ExpenseExampleYear03	549
5-Year	rr_ExpenseExampleYear05	951
10-Year	rr_ExpenseExampleYear10	2,077
1-Year	rr_ExpenseExampleNoRedemptionYear01	171
3-Year	rr_ExpenseExampleNoRedemptionYear03	549
5-Year	rr_ExpenseExampleNoRedemptionYear05	951
10-Year	rr_ExpenseExampleNoRedemptionYear10	2,077
2003	rr_AnnualReturn2003	58.10%
2004	rr_AnnualReturn2004	11.95%
2005	rr_AnnualReturn2005	24.20%
2006	rr_AnnualReturn2006	(3.56%)
2007	rr_AnnualReturn2007	(2.45%)
2008	rr_AnnualReturn2008	(31.13%)
2009	rr_AnnualReturn2009	6.82%
2010	rr_AnnualReturn2010	16.28%
2011	rr_AnnualReturn2011	(10.26%)
2012	rr_AnnualReturn2012	6.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.68%)
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	(3.88%)
10 Years	rr_AverageAnnualReturnYear10	5.43%
THE JAPAN FUND, INC. | Return after Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	(3.94%)
10 Years	rr_AverageAnnualReturnYear10	5.33%
THE JAPAN FUND, INC. | Return after Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	(3.23%)
10 Years	rr_AverageAnnualReturnYear10	4.73%
THE JAPAN FUND, INC. | The Tokyo Stock Price Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Years	rr_AverageAnnualReturnYear05	(3.40%)	[4]
10 Years	rr_AverageAnnualReturnYear10	4.97%	[4]

[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.
[3]	Since inception.
[4]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

ASIA PACIFIC EX JAPAN FUND
Asia Pacific ex Japan Fund
Investment Objective
The Asia Pacific ex Japan Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ASIA PACIFIC EX JAPAN FUND (USD $)	Class A		Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	[1]	1.00%	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%		2.00%	2.00%
Small Account Fee	20		20	20
[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASIA PACIFIC EX JAPAN FUND		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		3.36%	3.33%	3.08%
Total Annual Fund Operating Expenses		4.71%	5.43%	4.18%
Fee Waiver and Expense Reimbursement	[1]	(2.96%)	(2.93%)	(2.68%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.75%	2.50%	1.50%
[1]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.50% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014 Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.

Expense Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
If you redeemed your Shares
Expense Example ASIA PACIFIC EX JAPAN FUND (USD $)	Class A	Class C	Class I
1-Year	743	253	153
3-Year	1,662	1,361	1,025
5-Year	2,587	2,460	1,912
10-Year	4,922	5,167	4,194

If you did not redeem your Shares
Expense Example, No Redemption ASIA PACIFIC EX JAPAN FUND (USD $)	Class A	Class C	Class I
1-Year	743	253	153
3-Year	1,662	1,361	1,025
5-Year	2,587	2,460	1,912
10-Year	4,922	5,167	4,194

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies in the Asia Pacific region, excluding Japan. Investments may be made either directly or through its investments in other funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities, depositary receipts and real estate investment trusts (“REITs”). Nomura Asset Management Singapore Limited (“NAM Singapore”), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers. The Fund may invest in the Greater China Fund and the India Fund, which are also series of the Corporation, to the extent permitted by applicable law.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in the Asia Pacific region, exclusive of Japan, the Fund’s performance is expected to be closely tied to economic and political conditions in the Asia Pacific region and geopolitical conditions in the Asia Pacific region. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

REIT Risk – Investing in REITs involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds, although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Bar Chart and Performance Information
The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 29.55%; and Worst Quarter 9/30/11, was -21.11%
Performance Table Average Annual Total Returns (%) as of December 31, 2012
Average Annual Total Returns ASIA PACIFIC EX JAPAN FUND		Inception date	1 Year	Lifetime
Class A		Dec 29, 2008	9.88%	16.99%
Class A Return after Taxes on Distributions		Dec 29, 2008	10.10%	15.19%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	6.89%	14.08%
Class C		Dec 29, 2008	15.64%	17.85%
Class I		Dec 29, 2008	16.76%	19.00%
MSCI All Country (AC) Asia Pacific ex Japan Index (reflects no deductions for fees, expenses or taxes)	[1]		22.31%	21.62%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
ASIA PACIFIC EX JAPAN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Asia Pacific ex Japan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Asia Pacific ex Japan Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies in the Asia Pacific region, excluding Japan. Investments may be made either directly or through its investments in other funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities, depositary receipts and real estate investment trusts (“REITs”). Nomura Asset Management Singapore Limited (“NAM Singapore”), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers. The Fund may invest in the Greater China Fund and the India Fund, which are also series of the Corporation, to the extent permitted by applicable law.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in the Asia Pacific region, exclusive of Japan, the Fund’s performance is expected to be closely tied to economic and political conditions in the Asia Pacific region and geopolitical conditions in the Asia Pacific region. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

REIT Risk – Investing in REITs involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds, although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

		For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 29.55%; and Worst Quarter 9/30/11, was -21.11%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ASIA PACIFIC EX JAPAN FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.71%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
1-Year	rr_ExpenseExampleYear01	743
3-Year	rr_ExpenseExampleYear03	1,662
5-Year	rr_ExpenseExampleYear05	2,587
10-Year	rr_ExpenseExampleYear10	4,922
1-Year	rr_ExpenseExampleNoRedemptionYear01	743
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,662
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,587
10-Year	rr_ExpenseExampleNoRedemptionYear10	4,922
2009	rr_AnnualReturn2009	60.42%
2010	rr_AnnualReturn2010	18.41%
2011	rr_AnnualReturn2011	(11.97%)
2012	rr_AnnualReturn2012	16.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.11%)
1 Year	rr_AverageAnnualReturnYear01	9.88%
Lifetime	rr_AverageAnnualReturnSinceInception	16.99%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
ASIA PACIFIC EX JAPAN FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.43%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.93%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.50%	[2]
1-Year	rr_ExpenseExampleYear01	253
3-Year	rr_ExpenseExampleYear03	1,361
5-Year	rr_ExpenseExampleYear05	2,460
10-Year	rr_ExpenseExampleYear10	5,167
1-Year	rr_ExpenseExampleNoRedemptionYear01	253
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,361
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,460
10-Year	rr_ExpenseExampleNoRedemptionYear10	5,167
1 Year	rr_AverageAnnualReturnYear01	15.64%
Lifetime	rr_AverageAnnualReturnSinceInception	17.85%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
ASIA PACIFIC EX JAPAN FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.68%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
1-Year	rr_ExpenseExampleYear01	153
3-Year	rr_ExpenseExampleYear03	1,025
5-Year	rr_ExpenseExampleYear05	1,912
10-Year	rr_ExpenseExampleYear10	4,194
1-Year	rr_ExpenseExampleNoRedemptionYear01	153
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,025
5-Year	rr_ExpenseExampleNoRedemptionYear05	1,912
10-Year	rr_ExpenseExampleNoRedemptionYear10	4,194
1 Year	rr_AverageAnnualReturnYear01	16.76%
Lifetime	rr_AverageAnnualReturnSinceInception	19.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
ASIA PACIFIC EX JAPAN FUND | Return after Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.10%
Lifetime	rr_AverageAnnualReturnSinceInception	15.19%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
ASIA PACIFIC EX JAPAN FUND | Return after Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.89%
Lifetime	rr_AverageAnnualReturnSinceInception	14.08%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
ASIA PACIFIC EX JAPAN FUND | MSCI All Country (AC) Asia Pacific ex Japan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.31%	[3]
Lifetime	rr_AverageAnnualReturnSinceInception	21.62%	[3]

[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.50% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014 Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.
[3]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

INDIA FUND
India Fund
Investment Objective
The India Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INDIA FUND (USD $)	Class A		Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	[1]	1.00%	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%		2.00%	2.00%
Small Account Fee	20		20	20
[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INDIA FUND		Class A	Class C	Class I
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		4.66%	4.55%	4.67%
Total Annual Fund Operating Expenses		6.11%	6.75%	5.87%
Fee Waiver and Expense Reimbursement	[1]	(4.16%)	(4.05%)	(4.17%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.95%	2.70%	1.70%
[1]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.70% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.

Expense Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
If you redeemed your Shares
Expense Example INDIA FUND (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	1,936	1,630	1,375
5-Year	3,084	2,940	2,556
10-Year	5,844	6,020	5,421

If you did not redeem your Shares
Expense Example, No Redemption INDIA FUND (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	1,936	1,630	1,375
5-Year	3,084	2,940	2,556
10-Year	5,844	6,020	5,421

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. A majority of the equity securities of Indian companies in which the Fund invests will be publicly-traded securities. The Fund is non-diversified and may invest a relatively high percentage of its assets in a small number of issuers. Nomura Asset Management Singapore Limited (“NAM Singapore”), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in India, the Fund’s performance is expected to be closely tied to economic and political conditions in India and geopolitical conditions in India. There may be changes in the applicable laws and regulatory framework in India that may require the Fund and other entities to obtain registrations and/or make filings that are otherwise not required under the currently applicable framework.

There are restrictions on foreign investment and exchange control regulations in India. There can be no assurance that these restrictions and regulations will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Bar Chart and Performance Information
The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 57.39%; and Worst Quarter 9/30/11, was -20.83%
Performance Table Average Annual Total Returns (%) as of December 31, 2012
Average Annual Total Returns INDIA FUND		Inception date	1 Year	Lifetime
Class A Shares		Dec 29, 2008	19.53%	13.48%
Class A Shares Return after Taxes on Distributions		Dec 29, 2008	19.53%	10.07%
Class A Shares Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	12.69%	9.94%
Class C Shares		Dec 29, 2008	25.53%	14.23%
Class I Shares		Dec 29, 2008	27.07%	15.41%
MSCI India Index (reflects no deductions for fees, expenses or taxes)	[1]		25.97%	18.85%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
INDIA FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	India Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The India Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. A majority of the equity securities of Indian companies in which the Fund invests will be publicly-traded securities. The Fund is non-diversified and may invest a relatively high percentage of its assets in a small number of issuers. Nomura Asset Management Singapore Limited (“NAM Singapore”), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in India, the Fund’s performance is expected to be closely tied to economic and political conditions in India and geopolitical conditions in India. There may be changes in the applicable laws and regulatory framework in India that may require the Fund and other entities to obtain registrations and/or make filings that are otherwise not required under the currently applicable framework.

There are restrictions on foreign investment and exchange control regulations in India. There can be no assurance that these restrictions and regulations will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

		For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 57.39%; and Worst Quarter 9/30/11, was -20.83%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
INDIA FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.11%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.95%	[2]
1-Year	rr_ExpenseExampleYear01	762
3-Year	rr_ExpenseExampleYear03	1,936
5-Year	rr_ExpenseExampleYear05	3,084
10-Year	rr_ExpenseExampleYear10	5,844
1-Year	rr_ExpenseExampleNoRedemptionYear01	762
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,936
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,084
10-Year	rr_ExpenseExampleNoRedemptionYear10	5,844
2009	rr_AnnualReturn2009	80.12%
2010	rr_AnnualReturn2010	19.67%
2011	rr_AnnualReturn2011	(35.88%)
2012	rr_AnnualReturn2012	26.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	57.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
1 Year	rr_AverageAnnualReturnYear01	19.53%
Lifetime	rr_AverageAnnualReturnSinceInception	13.48%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INDIA FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.75%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.70%	[2]
1-Year	rr_ExpenseExampleYear01	273
3-Year	rr_ExpenseExampleYear03	1,630
5-Year	rr_ExpenseExampleYear05	2,940
10-Year	rr_ExpenseExampleYear10	6,020
1-Year	rr_ExpenseExampleNoRedemptionYear01	273
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,630
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,940
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,020
1 Year	rr_AverageAnnualReturnYear01	25.53%
Lifetime	rr_AverageAnnualReturnSinceInception	14.23%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INDIA FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.87%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
1-Year	rr_ExpenseExampleYear01	173
3-Year	rr_ExpenseExampleYear03	1,375
5-Year	rr_ExpenseExampleYear05	2,556
10-Year	rr_ExpenseExampleYear10	5,421
1-Year	rr_ExpenseExampleNoRedemptionYear01	173
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,375
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,556
10-Year	rr_ExpenseExampleNoRedemptionYear10	5,421
1 Year	rr_AverageAnnualReturnYear01	27.07%
Lifetime	rr_AverageAnnualReturnSinceInception	15.41%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INDIA FUND | Return after Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.53%
Lifetime	rr_AverageAnnualReturnSinceInception	10.07%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INDIA FUND | Return after Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.69%
Lifetime	rr_AverageAnnualReturnSinceInception	9.94%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INDIA FUND | MSCI India Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.97%	[3]
Lifetime	rr_AverageAnnualReturnSinceInception	18.85%	[3]

[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.70% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.
[3]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

Greater China Fund
Greater China Fund
Investment Objective
The Greater China Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Greater China Fund (USD $)	Class A		Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	[1]	1.00%	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%		2.00%	2.00%
Small Account Fee	20		20	20
[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Greater China Fund		Class A	Class C	Class I
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		5.54%	5.74%	5.59%
Total Annual Fund Operating Expenses		6.99%	7.94%	6.79%
Fee Waiver and Expense Reimbursement	[1]	(5.04%)	(5.24%)	(5.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.95%	2.70%	1.70%
[1]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.70% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.

Expense Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
If you redeemed your Shares
Expense Example Greater China Fund (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	2,093	1,850	1,551
5-Year	3,372	3,336	2,879
10-Year	6,352	6,683	6,000

If you did not redeem your Shares
Expense Example, No Redemption Greater China Fund (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	2,093	1,850	1,551
5-Year	3,372	3,336	2,879
10-Year	6,352	6,683	6,000

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Nomura Asset Management Hong Kong Limited (“NAM Hong Kong”), on behalf of the Fund, uses a proprietary quantitative investment process together with fundamental analysis. NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in China, Hong Kong and Taiwan, the Fund’s performance is expected to be closely tied to economic and political conditions in those areas and geopolitical conditions in the China region. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Bar Chart and Performance Information
The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 25.27%; and Worst Quarter 9/30/11, was -24.60%
Performance Table Average Annual Total Returns (%) as of December 31, 2012
Average Annual Total Returns Greater China Fund		Inception date	1 Year	Lifetime
Class A Shares		Dec 29, 2008	16.87%	11.94%
Class A Shares Return after Taxes on Distributions		Dec 29, 2008	16.87%	10.64%
Class A Shares Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	11.43%	10.10%
Class C Shares		Dec 29, 2008	23.07%	12.97%
Class I Shares		Dec 29, 2008	24.25%	13.88%
MSCI Golden Dragon Index (reflects no deductions for fees, expenses or taxes)	[1]		22.19%	17.86%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Greater China Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Greater China Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Nomura Asset Management Hong Kong Limited (“NAM Hong Kong”), on behalf of the Fund, uses a proprietary quantitative investment process together with fundamental analysis. NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in China, Hong Kong and Taiwan, the Fund’s performance is expected to be closely tied to economic and political conditions in those areas and geopolitical conditions in the China region. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

		For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 25.27%; and Worst Quarter 9/30/11, was -24.60%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Greater China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.95%	[2]
1-Year	rr_ExpenseExampleYear01	762
3-Year	rr_ExpenseExampleYear03	2,093
5-Year	rr_ExpenseExampleYear05	3,372
10-Year	rr_ExpenseExampleYear10	6,352
1-Year	rr_ExpenseExampleNoRedemptionYear01	762
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,093
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,372
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,352
2009	rr_AnnualReturn2009	51.01%
2010	rr_AnnualReturn2010	16.13%
2011	rr_AnnualReturn2011	(24.29%)
2012	rr_AnnualReturn2012	23.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.60%)
1 Year	rr_AverageAnnualReturnYear01	16.87%
Lifetime	rr_AverageAnnualReturnSinceInception	11.94%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Greater China Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.94%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.70%	[2]
1-Year	rr_ExpenseExampleYear01	273
3-Year	rr_ExpenseExampleYear03	1,850
5-Year	rr_ExpenseExampleYear05	3,336
10-Year	rr_ExpenseExampleYear10	6,683
1-Year	rr_ExpenseExampleNoRedemptionYear01	273
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,850
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,336
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,683
1 Year	rr_AverageAnnualReturnYear01	23.07%
Lifetime	rr_AverageAnnualReturnSinceInception	12.97%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Greater China Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.79%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
1-Year	rr_ExpenseExampleYear01	173
3-Year	rr_ExpenseExampleYear03	1,551
5-Year	rr_ExpenseExampleYear05	2,879
10-Year	rr_ExpenseExampleYear10	6,000
1-Year	rr_ExpenseExampleNoRedemptionYear01	173
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,551
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,879
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,000
1 Year	rr_AverageAnnualReturnYear01	24.25%
Lifetime	rr_AverageAnnualReturnSinceInception	13.88%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Greater China Fund | Return after Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.87%
Lifetime	rr_AverageAnnualReturnSinceInception	10.64%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Greater China Fund | Return after Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.43%
Lifetime	rr_AverageAnnualReturnSinceInception	10.10%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Greater China Fund | MSCI Golden Dragon Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.19%	[3]
Lifetime	rr_AverageAnnualReturnSinceInception	17.86%	[3]

[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.70% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.
[3]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

GLOBAL EQUITY INCOME FUND
Global Equity Income Fund
Investment Objective
The Global Equity Income Fund’s (the “Fund”) investment objective is to achieve current income and long-term growth of capital through investing in relatively high dividend-paying stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees GLOBAL EQUITY INCOME FUND (USD $)	Class A		Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	[1]	1.00%	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%		2.00%	2.00%
Small Account Fee	20		20	20
[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GLOBAL EQUITY INCOME FUND		Class A	Class C	Class I
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		5.92%	5.99%	5.95%
Total Annual Fund Operating Expenses		7.07%	7.89%	6.85%
Fee Waiver and Expense Reimbursement	[1]	(5.57%)	(5.64%)	(5.60%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.50%	2.25%	1.25%
[1]	The Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.25% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.

Expense Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
If you redeemed your Shares
Expense Example GLOBAL EQUITY INCOME FUND (USD $)	Class A	Class C	Class I
1-Year	719	228	127
3-Year	2,070	1,803	1,522
5-Year	3,366	3,288	2,866
10-Year	6,378	6,642	6,013

If you did not redeem your Shares
Expense Example, No Redemption GLOBAL EQUITY INCOME FUND (USD $)	Class A	Class C	Class I
1-Year	719	228	127
3-Year	2,070	1,803	1,522
5-Year	3,366	3,288	2,866
10-Year	6,378	6,642	6,013

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund seeks to focus on income-producing equity securities, such as common and preferred dividend-paying stocks and real estate investment trusts (“REITs”). The Fund may invest in other types of securities and invests in U.S. and non-U.S. issuers. Under normal market conditions, the Fund will invest significantly (at least 40% of its assets unless market conditions are not deemed favorable by Nomura Asset Management U.K. Limited (“NAM UK”), in which case the Fund would invest at least 30% of its assets) in non-U.S. companies. The Fund may invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or limited number of countries, but in no event will the Fund be invested in fewer than three different countries, as selected by NAM UK. NAM UK, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

REIT Risk – Investing in REITs involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.

Inflation Risk – The value of assets or income from the Fund’s investments may be worth less in the future if inflation decreases the value of money.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives Policies and Strategies” section in the SAI.
Bar Chart and Performance Information
The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 17.70%; and Worst Quarter 3/31/09, was -13.76%
Performance Table Average Annual Total Returns (%) as of December 31, 2012
Average Annual Total Returns GLOBAL EQUITY INCOME FUND		Inception date	1 Year	Lifetime
Class A Shares		Dec 29, 2008	5.53%	10.10%
Class A Shares Return after Taxes on Distributions		Dec 29, 2008	5.13%	9.10%
Class A Shares Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	4.40%	8.52%
Class C Shares		Dec 29, 2008	11.13%	10.86%
Class I Shares		Dec 29, 2008	12.10%	11.97%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	[1]		15.83%	13.08%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
GLOBAL EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Equity Income Fund’s (the “Fund”) investment objective is to achieve current income and long-term growth of capital through investing in relatively high dividend-paying stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund seeks to focus on income-producing equity securities, such as common and preferred dividend-paying stocks and real estate investment trusts (“REITs”). The Fund may invest in other types of securities and invests in U.S. and non-U.S. issuers. Under normal market conditions, the Fund will invest significantly (at least 40% of its assets unless market conditions are not deemed favorable by Nomura Asset Management U.K. Limited (“NAM UK”), in which case the Fund would invest at least 30% of its assets) in non-U.S. companies. The Fund may invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or limited number of countries, but in no event will the Fund be invested in fewer than three different countries, as selected by NAM UK. NAM UK, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

REIT Risk – Investing in REITs involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.

Inflation Risk – The value of assets or income from the Fund’s investments may be worth less in the future if inflation decreases the value of money.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

		For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives Policies and Strategies” section in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 17.70%; and Worst Quarter 3/31/09, was -13.76%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GLOBAL EQUITY INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.07%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
1-Year	rr_ExpenseExampleYear01	719
3-Year	rr_ExpenseExampleYear03	2,070
5-Year	rr_ExpenseExampleYear05	3,366
10-Year	rr_ExpenseExampleYear10	6,378
1-Year	rr_ExpenseExampleNoRedemptionYear01	719
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,070
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,366
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,378
2009	rr_AnnualReturn2009	21.77%
2010	rr_AnnualReturn2010	11.18%
2011	rr_AnnualReturn2011	0.42%
2012	rr_AnnualReturn2012	11.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.76%)
1 Year	rr_AverageAnnualReturnYear01	5.53%
Lifetime	rr_AverageAnnualReturnSinceInception	10.10%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EQUITY INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.89%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.64%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.25%	[2]
1-Year	rr_ExpenseExampleYear01	228
3-Year	rr_ExpenseExampleYear03	1,803
5-Year	rr_ExpenseExampleYear05	3,288
10-Year	rr_ExpenseExampleYear10	6,642
1-Year	rr_ExpenseExampleNoRedemptionYear01	228
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,803
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,288
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,642
1 Year	rr_AverageAnnualReturnYear01	11.13%
Lifetime	rr_AverageAnnualReturnSinceInception	10.86%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EQUITY INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.85%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
1-Year	rr_ExpenseExampleYear01	127
3-Year	rr_ExpenseExampleYear03	1,522
5-Year	rr_ExpenseExampleYear05	2,866
10-Year	rr_ExpenseExampleYear10	6,013
1-Year	rr_ExpenseExampleNoRedemptionYear01	127
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,522
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,866
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,013
1 Year	rr_AverageAnnualReturnYear01	12.10%
Lifetime	rr_AverageAnnualReturnSinceInception	11.97%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EQUITY INCOME FUND | Return after Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.13%
Lifetime	rr_AverageAnnualReturnSinceInception	9.10%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EQUITY INCOME FUND | Return after Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.40%
Lifetime	rr_AverageAnnualReturnSinceInception	8.52%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EQUITY INCOME FUND | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%	[3]
Lifetime	rr_AverageAnnualReturnSinceInception	13.08%	[3]

[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	The Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.25% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.
[3]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

GLOBAL EMERGING MARKETS FUND
Global Emerging Markets Fund
Investment Objective
The Global Emerging Markets Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees GLOBAL EMERGING MARKETS FUND (USD $)	Class A		Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	[1]	1.00%	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%		2.00%	2.00%
Small Account Fee	20		20	20
[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GLOBAL EMERGING MARKETS FUND		Class A	Class C	Class I
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		3.71%	3.58%	3.66%
Total Annual Fund Operating Expenses		5.16%	5.78%	4.86%
Fee Waiver and Expense Reimbursement	[1]	(3.31%)	(3.18%)	(3.26%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.85%	2.60%	1.60%
[1]	The Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.

Expense Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
If you redeemed your Shares
Expense Example GLOBAL EMERGING MARKETS FUND (USD $)	Class A	Class C	Class I
1-Year	752	263	163
3-Year	1,753	1,438	1,170
5-Year	2,752	2,594	2,179
10-Year	5,234	5,407	4,715

If you did not redeem your Shares
Expense Example, No Redemption GLOBAL EMERGING MARKETS FUND (USD $)	Class A	Class C	Class I
1-Year	752	263	163
3-Year	1,753	1,438	1,170
5-Year	2,752	2,594	2,179
10-Year	5,234	5,407	4,715

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in securities of issuers in emerging markets (i.e., countries that have an emerging market as defined by Standard & Poor’s® (S&P®), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets. The Fund may invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or limited number of countries. The Fund will invest primarily in common stocks across countries, but in no event will the Fund be invested in fewer than three different countries, as selected by Martin Currie Inc. (“Martin Currie”). Martin Currie, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments.

Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Bar Chart and Performance Information
The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 28.18%; and Worst Quarter 9/30/11, was -21.63%
Performance Table Average Annual Total Returns (%) as of December 31, 2012
Average Annual Total Returns GLOBAL EMERGING MARKETS FUND		Inception date	1 Year	Lifetime
Class A Shares		Dec 29, 2008	14.02%	16.31%
Class A Shares Return after Taxes on Distributions		Dec 29, 2008	14.12%	14.55%
Class A Shares Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	9.51%	13.66%
Class C Shares		Dec 29, 2008	20.05%	17.16%
Class I Shares		Dec 29, 2008	21.24%	18.32%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[1]		18.23%	20.41%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
GLOBAL EMERGING MARKETS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Emerging Markets Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in securities of issuers in emerging markets (i.e., countries that have an emerging market as defined by Standard & Poor’s® (S&P®), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets. The Fund may invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or limited number of countries. The Fund will invest primarily in common stocks across countries, but in no event will the Fund be invested in fewer than three different countries, as selected by Martin Currie Inc. (“Martin Currie”). Martin Currie, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments.

Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

		For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 28.18%; and Worst Quarter 9/30/11, was -21.63%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
GLOBAL EMERGING MARKETS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.16%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
1-Year	rr_ExpenseExampleYear01	752
3-Year	rr_ExpenseExampleYear03	1,753
5-Year	rr_ExpenseExampleYear05	2,752
10-Year	rr_ExpenseExampleYear10	5,234
1-Year	rr_ExpenseExampleNoRedemptionYear01	752
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,753
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,752
10-Year	rr_ExpenseExampleNoRedemptionYear10	5,234
2009	rr_AnnualReturn2009	60.75%
2010	rr_AnnualReturn2010	19.38%
2011	rr_AnnualReturn2011	(17.08%)
2012	rr_AnnualReturn2012	20.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
1 Year	rr_AverageAnnualReturnYear01	14.02%
Lifetime	rr_AverageAnnualReturnSinceInception	16.31%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EMERGING MARKETS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.78%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%	[2]
1-Year	rr_ExpenseExampleYear01	263
3-Year	rr_ExpenseExampleYear03	1,438
5-Year	rr_ExpenseExampleYear05	2,594
10-Year	rr_ExpenseExampleYear10	5,407
1-Year	rr_ExpenseExampleNoRedemptionYear01	263
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,438
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,594
10-Year	rr_ExpenseExampleNoRedemptionYear10	5,407
1 Year	rr_AverageAnnualReturnYear01	20.05%
Lifetime	rr_AverageAnnualReturnSinceInception	17.16%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EMERGING MARKETS FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.86%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
1-Year	rr_ExpenseExampleYear01	163
3-Year	rr_ExpenseExampleYear03	1,170
5-Year	rr_ExpenseExampleYear05	2,179
10-Year	rr_ExpenseExampleYear10	4,715
1-Year	rr_ExpenseExampleNoRedemptionYear01	163
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,170
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,179
10-Year	rr_ExpenseExampleNoRedemptionYear10	4,715
1 Year	rr_AverageAnnualReturnYear01	21.24%
Lifetime	rr_AverageAnnualReturnSinceInception	18.32%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EMERGING MARKETS FUND | Return after Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.12%
Lifetime	rr_AverageAnnualReturnSinceInception	14.55%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EMERGING MARKETS FUND | Return after Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.51%
Lifetime	rr_AverageAnnualReturnSinceInception	13.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
GLOBAL EMERGING MARKETS FUND | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.23%	[3]
Lifetime	rr_AverageAnnualReturnSinceInception	20.41%	[3]

[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	The Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.
[3]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

INTERNATIONAL EQUITY FUND
International Equity Fund
Investment Objective
The International Equity Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INTERNATIONAL EQUITY FUND (USD $)	Class A		Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	[1]	1.00%	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%		2.00%	2.00%
Small Account Fee	20		20	20
[1]	No contingent deferred sales charge (���CDSC���), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERNATIONAL EQUITY FUND		Class A	Class C	Class I
Management Fees	[1]	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		5.62%	5.70%	5.70%
Acquired Fund Fees and Expenses		0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	[2]	6.93%	7.76%	6.76%
Fee Waiver and Expense Reimbursement	[3]	(5.22%)	(5.23%)	(5.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2][3]	1.71%	2.53%	1.55%
[1]	The management fees are 0.85% of the average daily net assets, however, the fees are reduced by the assets invested in other Funds managed by the Advisor.
[2]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Effective January 26, 2012, the Fund���s advisor, Nomura Asset Management U.S.A. Inc. (���NAM USA���), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.40% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. NAM USA also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of the Corporation through at least January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at the time those expenses were waived with the exception of the aforementioned reimbursement for the fees and expenses incurred indirectly by the Fund through its investment in other Funds of the Corporation. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.

Expense Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:
If you redeemed your Shares
Expense Example INTERNATIONAL EQUITY FUND (USD $)	Class A	Class C	Class I
1-Year	739	256	158
3-Year	2,062	1,803	1,532
5-Year	3,335	3,266	2,858
10-Year	6,308	6,584	5,974

If you did not redeem your Shares
Expense Example, No Redemption INTERNATIONAL EQUITY FUND (USD $)	Class A	Class C	Class I
1-Year	739	256	158
3-Year	2,062	1,803	1,532
5-Year	3,335	3,266	2,858
10-Year	6,308	6,584	5,974

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of non-U.S. companies, either directly or through other Funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts.

The Fund will allocate its assets among various regions and countries, which may include the United States (but in no less than three different countries). The Fund may also invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or a limited number of countries. In the pursuit of attractive returns across a wide variety of exciting investment opportunities Nomura Asset Management U.K. Limited (“NAM UK”) seeks to add value principally through two sources: allocation and stock selection. NAM UK, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. When investing in Japan and Asia, NAM UK may make use of other Funds which form part of the Corporation’s structure, including, but not limited to, The Japan Fund and the Asia Pacific ex Japan Fund, to the extent permitted by applicable law. NAM UK may also invest directly in Japan and Asia. In other geographic areas, NAM UK expects to invest directly.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expenses of the underlying funds, although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Bar Chart and Performance Information
The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 23.45%; and Worst Quarter 9/30/11, was -21.33%
Performance Table Average Annual Total Returns (%) as of December 31, 2012
Average Annual Total Returns INTERNATIONAL EQUITY FUND		Inception date	1 Year	Lifetime
Class A Shares		Dec 29, 2008	8.52%	7.82%
Class A Shares Return after Taxes on Distributions		Dec 29, 2008	8.51%	6.40%
Class A Shares Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	6.02%	6.24%
Class C Shares		Dec 29, 2008	14.34%	8.73%
Class I Shares		Dec 29, 2008	15.40%	9.79%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[1]		17.32%	10.56%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of non-U.S. companies, either directly or through other Funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts.

		The Fund will allocate its assets among various regions and countries, which may include the United States (but in no less than three different countries). The Fund may also invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or a limited number of countries. In the pursuit of attractive returns across a wide variety of exciting investment opportunities Nomura Asset Management U.K. Limited (“NAM UK”) seeks to add value principally through two sources: allocation and stock selection. NAM UK, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. When investing in Japan and Asia, NAM UK may make use of other Funds which form part of the Corporation’s structure, including, but not limited to, The Japan Fund and the Asia Pacific ex Japan Fund, to the extent permitted by applicable law. NAM UK may also invest directly in Japan and Asia. In other geographic areas, NAM UK expects to invest directly.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expenses of the underlying funds, although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

		For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 23.45%; and Worst Quarter 9/30/11, was -21.33%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
INTERNATIONAL EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.93%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.22%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.71%	[3],[4]
1-Year	rr_ExpenseExampleYear01	739
3-Year	rr_ExpenseExampleYear03	2,062
5-Year	rr_ExpenseExampleYear05	3,335
10-Year	rr_ExpenseExampleYear10	6,308
1-Year	rr_ExpenseExampleNoRedemptionYear01	739
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,062
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,335
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,308
2009	rr_AnnualReturn2009	28.59%
2010	rr_AnnualReturn2010	9.76%
2011	rr_AnnualReturn2011	(13.03%)
2012	rr_AnnualReturn2012	15.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.33%)
1 Year	rr_AverageAnnualReturnYear01	8.52%
Lifetime	rr_AverageAnnualReturnSinceInception	7.82%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INTERNATIONAL EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.76%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.23%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.53%	[3],[4]
1-Year	rr_ExpenseExampleYear01	256
3-Year	rr_ExpenseExampleYear03	1,803
5-Year	rr_ExpenseExampleYear05	3,266
10-Year	rr_ExpenseExampleYear10	6,584
1-Year	rr_ExpenseExampleNoRedemptionYear01	256
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,803
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,266
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,584
1 Year	rr_AverageAnnualReturnYear01	14.34%
Lifetime	rr_AverageAnnualReturnSinceInception	8.73%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INTERNATIONAL EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.76%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.21%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.55%	[3],[4]
1-Year	rr_ExpenseExampleYear01	158
3-Year	rr_ExpenseExampleYear03	1,532
5-Year	rr_ExpenseExampleYear05	2,858
10-Year	rr_ExpenseExampleYear10	5,974
1-Year	rr_ExpenseExampleNoRedemptionYear01	158
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,532
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,858
10-Year	rr_ExpenseExampleNoRedemptionYear10	5,974
1 Year	rr_AverageAnnualReturnYear01	15.40%
Lifetime	rr_AverageAnnualReturnSinceInception	9.79%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INTERNATIONAL EQUITY FUND | Return after Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.51%
Lifetime	rr_AverageAnnualReturnSinceInception	6.40%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INTERNATIONAL EQUITY FUND | Return after Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.02%
Lifetime	rr_AverageAnnualReturnSinceInception	6.24%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
INTERNATIONAL EQUITY FUND | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%	[5]
Lifetime	rr_AverageAnnualReturnSinceInception	10.56%	[5]

[1]	No contingent deferred sales charge (���CDSC���), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	The management fees are 0.85% of the average daily net assets, however, the fees are reduced by the assets invested in other Funds managed by the Advisor.
[3]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Effective January 26, 2012, the Fund���s advisor, Nomura Asset Management U.S.A. Inc. (���NAM USA���), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.40% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. NAM USA also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of the Corporation through at least January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at the time those expenses were waived with the exception of the aforementioned reimbursement for the fees and expenses incurred indirectly by the Fund through its investment in other Funds of the Corporation. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.
[5]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

High Yield Fund
High Yield Fund
Investment Objective
The High Yield Fund’s (the “Fund”) investment objective is to achieve current yield and capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees High Yield Fund (USD $)	Class A		Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	3.75%		none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	[1]	1.00%	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%		2.00%	2.00%
Small Account Fee	20		20	20
[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Fund		Class A	Class C	Class I
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses		1.75%	2.50%	1.50%
Fee Waiver and Expense Reimbursement	[2]	(0.65%)	(0.65%)	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2]	1.10%	1.85%	0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 0.85% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2015. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2015 except by action of the Board of Directors of the Corporation.

Expense Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first two years by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
If you redeemed your Shares
Expense Example High Yield Fund (USD $)	Class A	Class C	Class I
1-Year	483	188	87
3-Year	779	649	342

If you did not redeem your Shares
Expense Example, No Redemption High Yield Fund (USD $)	Class A	Class C	Class I
1-Year	483	188	87
3-Year	779	649	342

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples illustrated above, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in a portfolio of high yield bonds rated below investment grade by Moody’s Investors Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch, Inc. (“Fitch”), or, if unrated, determined to be of comparable quality by Nomura Corporate Research and Asset Management Inc. (“NCRAM”).

The Fund defines high yield bonds to include the following (provided they are unrated or rated below investment-grade): bank loans; payment-in-kind securities; deferred payment securities; fixed, variable and floating rate obligations; asset-backed securities; convertible securities; zero-coupon bonds; and debt obligations. The Fund may invest in new issuances of high yield bonds. The Fund may invest in distressed high yield bonds.

NCRAM anticipates that the Fund will be invested in a diversified portfolio of high yield bonds. Maturity is not a consideration in selecting the Fund’s investments. The Fund may engage in active and frequent trading in seeking to achieve its investment objective.

In addition to investing in high yield bonds, NCRAM can invest up to 20% of the Fund’s assets in a wide range of securities, including investment grade bonds, common stock, preferred securities and money market instruments. Up to 20% of the Fund’s assets may be invested in securities not denominated in U.S. dollars. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund’s foreign investments (U.S. dollar or non-U.S. dollar-denominated) may include companies in, or governments of emerging market countries.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

High Yield Bonds Risk – The Fund’s investment in high yield bonds (also known as junk bonds) will subject the Fund to greater levels of credit and liquidity risks than funds that invest in higher rated securities. While offering greater opportunity for higher yields and capital growth, high yield bonds usually are subject to greater price volatility and may be less liquid than higher rated securities. An economic downturn or period of rising interest rates may adversely affect the market for these securities (see “Inflation Risk” below) and reduce the Fund’s ability to sell these securities (see “Liquidity Risk” below). These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal (see “Credit/Default Risk” below) and may be issued by companies that are highly leveraged, less creditworthy or financially distressed (see “Distressed Securities Risk” below). These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield bonds.

Inflation (Interest Rate) Risk – Generally, high yield bonds will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the high yield bonds will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term high yield bonds than shorter-term high yield bonds. In addition, during periods of declining interest rates, the issuers of high yield bonds held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. This is known as “Prepayment Risk” and may reduce the Fund’s income.

Variable and floating rate securities are less sensitive to market interest rate changes, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities generally will not increase in value if interest rates decline. A decrease in market interest rates may adversely affect the income the Fund receives from such securities and the net asset value of the Fund’s shares.

Credit/Default Risk – Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value may be reduced. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Liquidity Risk – Certain securities that are thinly traded or that otherwise might not be easily disposed in the course of regular trading may be deemed to be illiquid securities. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. The Fund may invest up to 15% of its assets in illiquid securities.

Bank Loan Risk – The market for loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of the lending financial institutions and the underlying borrowers. Loans, like other high yield obligations, are subject to Inflation Risk, Prepayment Risk and the risk of nonpayment of scheduled interest and/or principal. Nonpayment would result in a reduction of income to the Fund, a reduction in the value of the loan experiencing nonpayment and a potential decrease in the NAV of the Fund. Loans are also subject to “Limited Information Risk” because the amount of public information available with respect to loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Fund and its ability to meet its investment objective is more dependent on the analytical ability of NCRAM than would be the case for a fund that invests primarily in rated, registered or exchange-listed securities.

Equity Securities Risk – The Fund may hold or to a limited extent invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Distressed Securities Risk – Investing in distressed securities is speculative and involves significant risks. Distressed securities may be the subject of bankruptcy proceedings or in default as to the repayment of principal and/or interest or rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P or Fitch. Distressed securities frequently do not produce income and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment.

Preferred Securities Risk – Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Currency Risk – When the Fund invests in securities that trade in or receive revenues in foreign (non-U.S.) currencies it will be subject to the risk that those currencies may decline in value relative to the U.S. dollar. As a result, the Fund’s investments in foreign denominated securities may reduce the returns of the Funds.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Market Risk – Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may involve market, credit, currency, liquidity, legal political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Frequent Trading Risk – Active and frequent trading of securities involves higher expenses, which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be more than 100%.

Market Risk and Selection Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by NCRAM will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
No Operating History
The Fund is a newly organized, diversified, open-end management investment company with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives Policies and Strategies” section in the SAI.

As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, which tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield Fund’s (the “Fund”) investment objective is to achieve current yield and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples illustrated above, affect the Fund’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first two years by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in a portfolio of high yield bonds rated below investment grade by Moody’s Investors Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch, Inc. (“Fitch”), or, if unrated, determined to be of comparable quality by Nomura Corporate Research and Asset Management Inc. (“NCRAM”).

The Fund defines high yield bonds to include the following (provided they are unrated or rated below investment-grade): bank loans; payment-in-kind securities; deferred payment securities; fixed, variable and floating rate obligations; asset-backed securities; convertible securities; zero-coupon bonds; and debt obligations. The Fund may invest in new issuances of high yield bonds. The Fund may invest in distressed high yield bonds.

NCRAM anticipates that the Fund will be invested in a diversified portfolio of high yield bonds. Maturity is not a consideration in selecting the Fund’s investments. The Fund may engage in active and frequent trading in seeking to achieve its investment objective.

		In addition to investing in high yield bonds, NCRAM can invest up to 20% of the Fund’s assets in a wide range of securities, including investment grade bonds, common stock, preferred securities and money market instruments. Up to 20% of the Fund’s assets may be invested in securities not denominated in U.S. dollars. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund’s foreign investments (U.S. dollar or non-U.S. dollar-denominated) may include companies in, or governments of emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

High Yield Bonds Risk – The Fund’s investment in high yield bonds (also known as junk bonds) will subject the Fund to greater levels of credit and liquidity risks than funds that invest in higher rated securities. While offering greater opportunity for higher yields and capital growth, high yield bonds usually are subject to greater price volatility and may be less liquid than higher rated securities. An economic downturn or period of rising interest rates may adversely affect the market for these securities (see “Inflation Risk” below) and reduce the Fund’s ability to sell these securities (see “Liquidity Risk” below). These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal (see “Credit/Default Risk” below) and may be issued by companies that are highly leveraged, less creditworthy or financially distressed (see “Distressed Securities Risk” below). These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield bonds.

Inflation (Interest Rate) Risk – Generally, high yield bonds will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the high yield bonds will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term high yield bonds than shorter-term high yield bonds. In addition, during periods of declining interest rates, the issuers of high yield bonds held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. This is known as “Prepayment Risk” and may reduce the Fund’s income.

Variable and floating rate securities are less sensitive to market interest rate changes, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities generally will not increase in value if interest rates decline. A decrease in market interest rates may adversely affect the income the Fund receives from such securities and the net asset value of the Fund’s shares.

Credit/Default Risk – Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value may be reduced. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Liquidity Risk – Certain securities that are thinly traded or that otherwise might not be easily disposed in the course of regular trading may be deemed to be illiquid securities. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. The Fund may invest up to 15% of its assets in illiquid securities.

Bank Loan Risk – The market for loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of the lending financial institutions and the underlying borrowers. Loans, like other high yield obligations, are subject to Inflation Risk, Prepayment Risk and the risk of nonpayment of scheduled interest and/or principal. Nonpayment would result in a reduction of income to the Fund, a reduction in the value of the loan experiencing nonpayment and a potential decrease in the NAV of the Fund. Loans are also subject to “Limited Information Risk” because the amount of public information available with respect to loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Fund and its ability to meet its investment objective is more dependent on the analytical ability of NCRAM than would be the case for a fund that invests primarily in rated, registered or exchange-listed securities.

Equity Securities Risk – The Fund may hold or to a limited extent invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Distressed Securities Risk – Investing in distressed securities is speculative and involves significant risks. Distressed securities may be the subject of bankruptcy proceedings or in default as to the repayment of principal and/or interest or rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P or Fitch. Distressed securities frequently do not produce income and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment.

Preferred Securities Risk – Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Currency Risk – When the Fund invests in securities that trade in or receive revenues in foreign (non-U.S.) currencies it will be subject to the risk that those currencies may decline in value relative to the U.S. dollar. As a result, the Fund’s investments in foreign denominated securities may reduce the returns of the Funds.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Market Risk – Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may involve market, credit, currency, liquidity, legal political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Frequent Trading Risk – Active and frequent trading of securities involves higher expenses, which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be more than 100%.

		Market Risk and Selection Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by NCRAM will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	No Operating History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is a newly organized, diversified, open-end management investment company with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives Policies and Strategies” section in the SAI.

		As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, which tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, which tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.
High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
1-Year	rr_ExpenseExampleYear01	483
3-Year	rr_ExpenseExampleYear03	779
1-Year	rr_ExpenseExampleNoRedemptionYear01	483
3-Year	rr_ExpenseExampleNoRedemptionYear03	779
High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%	[3]
1-Year	rr_ExpenseExampleYear01	188
3-Year	rr_ExpenseExampleYear03	649
1-Year	rr_ExpenseExampleNoRedemptionYear01	188
3-Year	rr_ExpenseExampleNoRedemptionYear03	649
High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
1-Year	rr_ExpenseExampleYear01	87
3-Year	rr_ExpenseExampleYear03	342
1-Year	rr_ExpenseExampleNoRedemptionYear01	87
3-Year	rr_ExpenseExampleNoRedemptionYear03	342

[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 0.85% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2015. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2015 except by action of the Board of Directors of the Corporation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013